Container Purchases - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Property	Dec. 31, 2016 USD ($) Property
Property, Plant and Equipment [Line Items]
Intangible asset for the management rights relinquished written- off	$ 170,000
Container Purchases
Property, Plant and Equipment [Line Items]
Number of containers purchased | Property	19,802	41,100
Total purchase consideration	$ 19,893,000
Intangible asset for the management rights relinquished written- off	170,000
Intangible assets recognized related to the leases	$ 0
Container Purchases | Third-party Owner
Property, Plant and Equipment [Line Items]
Total purchase consideration		$ 71,000,000
Containers leased
Property, Plant and Equipment [Line Items]
Number of containers purchased | Property		38,600
Total purchase consideration		$ 55,000,000